Goodwill - Goodwill allocated to the cash-generating units (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill - Text Details (Detail) [Line Items]
Goodwill	€ 8,503	€ 7,731
Monitoring and Analytics [member]
Goodwill - Text Details (Detail) [Line Items]
Goodwill	1,354
Sleep & Respiratory Care [Member]
Goodwill - Text Details (Detail) [Line Items]
Goodwill	1,925	1,819
Goodwill [member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill	8,503	7,731	€ 8,898
Goodwill [member] | Image-Guided Therapy [Member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill	2,357	2,242
Goodwill [member] | Cash-generating units [member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill	8,503	7,731
Goodwill [member] | Other (units carrying a non-significant goodwill balance) [Member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill	€ 2,867	2,321
Goodwill [member] | Patient Care & Monitoring Solutions [Member]
Goodwill - Text Details (Detail) [Line Items]
Intangible assets and goodwill		€ 1,349